Apr. 30, 2020

Thrivent Series Fund, Inc.

Supplement to

Prospectus and Thrivent Partner Healthcare Portfolio Summary Prospectus,

each dated April 30, 2020

2.	Thrivent Partner Healthcare Portfolio currently is considered to be diversified within the meaning of the 1940 Act.

Accordingly, the third sentence under “Principal Strategies” for Thrivent Partner Healthcare Portfolio in the “Summary Section” is deleted and replaced with the following: “The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets).”

Non-Diversified Risk is deleted from the “Principal Risks” for Thrivent Partner Healthcare Portfolio in the “Summary Section.”